Financial instruments	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	FINANCIAL INSTRUMENTS
A.    Accounting classifications and fair values of financial instruments

The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of June 30, 2024 and December 31, 2023. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount						Fair value hierarchy
As of June 30, 2024	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value
Derivative financial instruments	8,874,917	—	—	—	—	8,874,917	—	8,874,917	—	8,874,917
Equity instruments (1)	—	—	552,355	—	—	552,355	—	552,355	—	552,355
Total	8,874,917	—	552,355	—	—	9,427,272

Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	66,735,531	—	66,735,531	—	—	—	—
Customers	—	—	—	130,341,132	—	130,341,132	—	—	—	—
Officials and employees	—	—	—	5,852,347	—	5,852,347	—	—	—	—
Sundry debtors	—	—	—	40,836,160	—	40,836,160	—	—	—	—
Investments in associates	—	—	—	2,053,711	—	2,053,711	—	—	—	—
Notes receivable	—	—	—	995,269	—	995,269	—	—	—	—
Mexican Government Bonds	—	—	—	53,293,310	—	53,293,310	52,166,173	—	—	52,166,173
Other assets	—	—	—	5,347,634	—	5,347,634	—	—	—	—
Total	—	—	—	305,455,094	—	305,455,094

Financial liabilities measured at fair value
Derivative financial instruments	(54,298,400)	—	—	—	—	(54,298,400)	—	(54,298,400)	—	(54,298,400)
Total	(54,298,400)	—	—	—	—	(54,298,400)

Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(362,517,039)	(362,517,039)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(94,738,999)	(94,738,999)	—	—	—	—
Leases	—	—	—	—	(45,389,051)	(45,389,051)	—	—	—	—
Debt	—	—	—	—	(1,826,548,627)	(1,826,548,627)	—	(1,618,209,028)	—	(1,618,209,028)
Total	—	—	—	—	(2,329,193,716)	(2,329,193,716)
(1) Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

	Carrying amount						Fair value hierarchy
As of December 31, 2023	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value
Derivative financial instruments	9,926,384	—	—	—	—	9,926,384	—	9,926,384	—	9,926,384
Equity instruments (1)	—	—	552,355	—	—	552,355	—	552,355	—	552,355
Total	9,926,384	—	552,355	—	—	10,478,739

Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	68,747,376	—	68,747,376	—	—	—	—
Customers	—	—	—	111,394,431	—	111,394,431	—	—	—	—
Officials and employees	—	—	—	5,633,492	—	5,633,492	—	—	—	—
Sundry debtors	—	—	—	35,253,635	—	35,253,635	—	—	—	—
Investments in associates	—	—	—	1,854,803	—	1,854,803	—	—	—	—
Notes receivable	—	—	—	1,179,706	—	1,179,706	—	—	—	—
Mexican Government Bonds	—	—	—	64,132,418	—	64,132,418	62,731,992	—	—	62,731,992
Other assets	—	—	—	6,109,398	—	6,109,398	—	—	—	—
Total	—	—	—	294,305,259	—	294,305,259

Financial liabilities measured at fair value
Derivative financial instruments	(36,494,962)	—	—	—	—	(36,494,962)	—	(36,494,962)	—	(36,494,962)
Total	(36,494,962)	—	—	—	—	(36,494,962)

Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(368,345,849)	(368,345,849)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(83,646,764)	(83,646,764)	—	—	—	—
Leases	—	—	—	—	(41,848,333)	(41,848,333)	—	—	—	—
Debt	—	—	—	—	(1,794,470,357)	(1,794,470,357)	—	(1,577,509,797)	—	(1,577,509,797)
Total	—	—	—	—	(2,288,311,303)	(2,288,311,303)
(1) Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

Debt is recognized at amortized cost and the fair value of debt is estimated using quotes from major market sources which are then adjusted internally using standard market pricing models. As a result of relevant assumptions, the estimated fair value does not necessarily represent the actual terms at which existing transactions could be liquidated or unwound.

B.     Fair value hierarchy

PEMEX values the fair value of its financial instruments under standard methodologies commonly applied in the financial markets. PEMEX’s related assumptions and inputs therefore fall under the three Levels of the fair value hierarchy for market participant assumptions, as described below.

The fair values determined by Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs are based on quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observed for assets or liabilities. Level 3 inputs are unobservable inputs for the assets or liabilities, and include situations where there is little, if any, market activity for the assets or liabilities.

Management uses appropriate valuation techniques based on the available inputs to measure the fair values of PEMEX’s applicable financial assets and liabilities.
When available, PEMEX measures fair value using Level 1 inputs, because they generally provide the most reliable evidence of fair value.

C.     Fair value of DFIs

PEMEX periodically evaluates its exposure to international hydrocarbon prices, interest rates and foreign currencies and uses DFIs as a mitigation mechanism when potential sources of market risk are identified.

PEMEX monitors the fair value of its DFI portfolio on a periodic basis. The fair value, or Mark-to-Market (MtM), represents the price at which one party would assume the rights and obligations of the other and is calculated for DFIs through models commonly used in the international financial markets based on inputs obtained from major market information systems and price providers. Therefore, PEMEX does not have an independent third party to value its DFIs.

PEMEX calculates the fair value of its DFIs through the tools developed by its market information providers such as Bloomberg, and through valuation models implemented in software packages used to integrate all of PEMEX’s business areas and accounting, such as SAP (System Applications Products).

PEMEX’s DFI portfolio is composed primarily of swaps, for which fair value is estimated by projecting future cash flows and discounting them with the corresponding discount factor; for currency and interest rate options, this is done through the Black Scholes Model, and for crude oil options, through the Levy Model for Asian options.

According to IFRS 13 “Fair Value Measurement”, the MtM of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.

Given that PEMEX’s hedges are cash flow hedges, their effectiveness is preserved regardless of the variations in the underlying assets or reference variables since, through time, asset flows are offset by liabilities flows. Therefore, it is not necessary to measure or monitor the hedges’ effectiveness.

PEMEX’s DFIs’ fair-value assumptions and inputs fall under Level 2 of the fair value hierarchy for market participant assumptions.

D.    Accounting treatment applied and impact in the financial statements

PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the condensed consolidated interim financial statements as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments (cost) income, net” line item in the consolidated statement of comprehensive income.

As of June 30, 2024, and December 31, 2023, the net fair value of PEMEX’s DFIs, including embedded derivatives DFIs that have not reached maturity and those that have reached maturity but have not been settled, recognized in the condensed consolidated interim statement of financial position, was Ps. (45,423,483) and Ps. (26,568,577), respectively. As of June 30, 2024, and December 31, 2023, PEMEX did not have any DFIs designated as hedges for accounting purposes.

All of PEMEX’s DFIs are treated, for accounting purposes, as instruments entered into for trading purposes, therefore any change in their fair value, caused by any act or event, impacts directly in the “Derivative financial instruments (cost) income, net” line item in the condensed consolidated interim statement of comprehensive income.
For the six-month periods ended June 30, 2024, and 2023, PEMEX recognized a net (loss) gain of Ps.(15,783,317) and Ps.2,788,339, respectively, in the “Derivative financial instruments (cost) income, net” line item with respect to DFIs treated as instruments entered into for trading purposes (the loss as of June 30, 2024, includes the loss from the cancellation of the embedded derivative).

In accordance with established accounting policies, PEMEX has analyzed the different non-financial contracts that PEMEX has entered into and has determined that according to the terms thereof none of these agreements meet the criteria to be classified as embedded derivatives. Accordingly, as of June 30, 2024, and December 31, 2023, PEMEX did not recognize any embedded derivatives (foreign currency or index) in the non-financial contracts.

As of December 31, 2023, PEMEX had recognized a favorable implicit forward of Ps.194,194 contained in an FX Single Cross Currency Swap contract, which expired in February 2024. As of June 30, 2024, PEMEX did not recognize the effects from embedded derivatives in the financial contracts.

E.    IBOR reference rates transition

As a result of the decision made by the Financial Stability Board (“FSB”), the Interbank Offered Rates (“IBORs”), such as the LIBOR in dollars (over-night “O/N”, one week “1W”, two months “2M” and twelve months “12M”) or the EURIBOR in Euros, ceased being published in 2022 and were replaced by alternative reference rates, based on risk-free rates (“RFRs”) obtained from market operations.

The discontinuation of the publication of these rates was originally scheduled for December 2021. Nevertheless, on November 2020, the ICE Benchmark Administration Limited (known as “ICE”) announced an extension until June 2023 for the publication of the most common LIBOR rates in dollars, (over-night “O/N”, one month “1M”, three months “3M”, six months “6M” and twelve months "12M").

Therefore, PEMEX reviewed contracts expiring after the applicable discontinuation dates, that could be impacted by the change in the aforementioned rates and has carried out all the relevant negotiations with its counterparts to establish the new rates in their contracts.

As of December 31, 2023, PEMEX amended the financial instruments referenced to IBOR variable rates and has established the corresponding financial instruments referenced to RFR.

Furthermore, because of the reference rate transition based on RFR, PEMEX has adopted the policy of not entering into new DFIs referenced to IBOR rates. Additionally, the construction of the discount curves that PEMEX uses to calculate the fair value of its DFIs includes financial instruments referenced to the corresponding currency RFR now applied.

As a result of the policy, from 2021 to June 30, 2024, PEMEX only contracted financing operations in U.S. dollars at floating rates linked to the new RFR rates.

In the event that TIIE ceases to be published, the financial instruments portfolio referenced to these floating rates is composed of debt instruments and DFIs as shown below:

		*Notional Amounts As of June 30, 2024
	Reference Rate	(in thousands of Mexican pesos)
Debt	TIIE 28D MXN	191,014,074
	TIIE 91D MXN	13,801,317
DFI	TIIE 28D MXN	31,733,673
*Note: Notional amounts with maturity after June 30, 2024.

Regarding this matter, Banco de México (the Mexican Central Bank) announced that the 28-day TIIE will cease to be a reference for new contracts starting from January 1, 2025. Similarly, the 91-day and 182-day TIIE ceased to be references for new contracts starting from January 1, 2024. Petróleos Mexicanos will take the necessary steps to modify the contracts referenced to TIIE rates in accordance with the modifications announced by Banco de México.

PEMEX’s portfolio also consists of additional debt instruments and DFIs referenced at fixed rates, which are not listed in the table above since PEMEX’s fixed rate portfolio will not be impacted by the IBOR transition.

According to the general market practice, PMI Trading credit agreements include the new language to use the Secured Overnight Funding Rate (SOFR) as the benchmark rate.